RESTRICTED CASH (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Restricted Cash [Abstract]
Restricted cash balances	$ 55,394	$ 25,860
Unrestricted funds	$ 10,000